RISK AND UNCERTAINTIES (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Working capital	$ 951,895	$ 3,160,356
Derivative liabilities	11,448,918	16,118,802	41,466
Accumulated defict	$ 15,398,853	$ 17,690,647	$ 9,511,237